                                                                          NUVEEN

NUVEEN MARYLAND
TRADITIONAL UNIT TRUST 322                                                   953


--------------------------------------------------------------------------------


ESTIMATED CURRENT RETURN:                           NUVEEN TAX-FREE UNIT TRUSTS:
4.67 - 4.87%                                        For the tax-sensitive, conservative investor.
ESTIMATED LONG-TERM RETURN:                         - Double Tax-Free
4.66 - 4.92%                                        - Dependable Income
DATE OF DEPOSIT: July 25, 1997                      - Diversified Portfolios
                                                    - Investment Grade Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    24.6 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $102.68 to $99.64 depending on the purchase amount
Cusip           67102E 584 monthly payment plan
Numbers         67102E 592 quarterly payment plan
                67102E 600 semi-annual payment plan
Ratings of      As rated by Standard & Poor's, a division of The McGraw
Portfolio       Hill Companies
                or Moody's Investors Service, Inc.
                AAA               54%
                AA                46
                                  ---------
                                  100%
Registration    Registered in Maryland

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2016-17                                            28.6%
2018-19                                             2.9%
2020-21                                            14.3%
2022-23                                            14.3%
2024+                                              39.9%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 07/24/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.67%
     Tax Equivalent Yield                          7.66%

Treasury Bonds
     Yield                                         6.44%
     Tax Equivalent Yield                          6.78%

Corporate Bonds

     Yield                   7.11%

 *COMPARES TRUST AS OF 07/24/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 07/23/97. ASSUMES 39.0% FEDERAL AND STATE INCOME TAX RATE AND A 5.0% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
 BONDS THIS MARYLAND TRADITIONAL UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   100,000  Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,              AA-   Aa3
              The Johns Hopkins Hospital Issue, Series 1990, 0.00% Due 7/1/19. (Original
              issue discount bonds delivered on or about June 7, 1990 at a price of
              12.098% of principal amount.)                                               No Optional
                                                                                              Call
     400,000  Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,              AAA   Aaa
              The Johns Hopkins Health System (Bayview Campus) Issue, Series 1996, 5.25%
              Due 7/1/27. (AMBAC Insured.)                                                2007 at 102
     500,000  University of Maryland System, Auxiliary Facility and Tuition Revenue                    AA+   Aa3
              Bonds, 1997 Refunding Series A, 5.125% Due 4/1/17.                          2007 at 101
     500,000  Anne Arundel County, Maryland, General Obligation Bonds, Consolidated Water              AA+   Aa2
              and Sewer Series, 1996, 5.00% Due 9/1/16.                                   2006 at 101
     500,000  City of Baltimore, Maryland (Mayor and City Council of Baltimore), Project               AAA   Aaa
              and Refunding Revenue Bonds (Water Projects), Series 1994-A, 5.00% Due
              7/1/24. (Original issue discount bonds delivered on or about February 24,
              1994 at a price of 94.055% of principal amount.)(FGIC Insured.)             No Optional
                                                                                              Call
     500,000  St. Mary's College of Maryland, Academic Fees and Auxiliary Facilities                   AAA   Aaa
              Fees, Revenue Bonds, 1997 Series A, 5.25% Due 9/1/27. (MBIA Insured.)       2007 at 101
     500,000  Washington Suburban Sanitary District, Maryland (Montgomery and Prince                   AA   Aa1
              George's Counties, Maryland), General Construction Bonds of 1995, 5.25% Due
              6/1/20. (General Obligation Bonds.)                                         2005 at 100
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1995 (General                   AAA   Aaa
              Obligation Bonds.), 5.375% Due 7/1/22. (Original issue discount bonds delivered on or about May 4, 1995 at a price of 93.916% of principal
              amount.)(MBIA Insured.)                                                     2005 at 101
                                                                                              1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         7 BONDS FROM MARYLAND AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 07/24/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    102.68     4.90 %      4.67%   4.66%   4.70%   4.69%   4.72%   4.71 %
 500 / $50,000              102.52     4.75        4.68    4.66    4.71    4.69    4.73    4.71
 1,000 / $100,000           102.25     4.50        4.69    4.69    4.72    4.72    4.74    4.74
 2,500 / $250,000           101.98     4.25        4.70    4.70    4.74    4.73    4.75    4.75
 5,000 / $500,000           101.19     3.50        4.74    4.76    4.77    4.79    4.79    4.81
 10,000 / $1,000,000        100.67     3.00        4.77    4.79    4.80    4.82    4.82    4.85
 25,000 / $2,500,000        100.15     2.50        4.79    4.83    4.82    4.86    4.84    4.88
 50,000 / $5,000,000         99.64     2.00        4.81    4.87    4.85    4.90    4.87    4.92

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      31.5%   34.5%   39.0%      42.5%
         4.67  % 6.82%   7.13%   7.66%      8.12 %
         4.68    6.83    7.15    7.67       8.14
         4.69    6.85    7.16    7.69       8.16
         4.70    6.86    7.18    7.70       8.17
         4.74    6.92    7.24    7.77       8.24
         4.77    6.96    7.28    7.82       8.30
         4.79    6.99    7.31    7.85       8.33
         4.81    7.02    7.34    7.89       8.37

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 09/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial payment
  (all plans)            9/15/97   $   .4795
 Monthly plan           10/15/97       .3996   $ 4.7977
 Quarterly plan         11/15/97       .8046
                         2/15/98      1.2069     4.8297
 Semi-annual plan       11/15/97       .8076
                         5/15/98      2.4228     4.8487
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 102.75 =  97.323
 investment       offering price     # of units
 (as of           and accrued        purchased
 07/24/97)        interest
 97.323       X   $4.7977        =   $466.93
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN FLORIDA                                                            NUVEEN
INSURED UNIT TRUST 246                                                       953


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: July 25, 1997
4.70 - 4.90%
ESTIMATED LONG-TERM RETURN:
4.76 - 5.02%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax. Capital
                gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    26.1 years
Call Protection Earliest ordinary optional call is 2006
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.55 to $97.57 depending on the purchase amount
Cusip           6706H6 401 monthly payment plan
Numbers         6706H6 419 quarterly payment plan
                6706H6 427 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Florida

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2017-18                                             6.4%
2019-20                                             7.1%
2021-22                                            28.6%
2023-24                                             0.0%
2025+                                              57.9%
The earliest ordinary optional call date is 2006

YIELD COMPARISON AS OF 07/24/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.70%
     Tax Equivalent Yield                          7.34%

Treasury Bonds
     Yield                                         6.44%
     Tax Equivalent Yield

Corporate Bonds
     Yield                   7.11%

 *COMPARES TRUST AS OF 07/24/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 07/23/97. ASSUMES 36.0% FEDERAL INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS FLORIDA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  The School Board of Dade County, Florida, Certificates of Participation,    2006 at 101  AAA   Aaa
              Series 1996A, 5.50% Due 5/1/25. (Original issue discount bonds delivered on or about May 1, 1996 at a price of 93.818% of principal amount.)
     500,000  Dade County, Florida, Water and Sewer System Revenue Bonds, Series 1997,    2007 at 101  AAA   Aaa
              5.25% Due 10/1/21. (Original issue discount bonds delivered on or about
              January 30, 1997 at a price of 94.322% of principal amount.)
     250,000  Indian River County, Florida, Water and Sewer Revenue Bonds, Series 1993A,  2008 at 102  AAA   Aaa
              5.25% Due 9/1/20. (Original issue discount bonds delivered on or about
              April 1, 1993 at a price of 93.628% of principal amount.)
     500,000  City of Lakeland, Florida, Hospital Revenue Refunding Bonds (Lakeland       2006 at 102  AAA   Aaa
              Regional Medical Center Project), Series 1996, 5.25% Due 11/15/25.
     500,000  Sarasota County, Florida, Utility System Revenue Refunding Bonds, Series    2006 at 102  AAA   Aaa
              1996A, 5.25% Due 10/1/25.
     500,000  South Broward Hospital District (Florida), Hospital Refunding Revenue       2006 at 102  AAA   Aaa
              Bonds, Series 1996, 5.25% Due 5/1/21.
     225,000  City of Tampa, Florida, Utilities Tax Improvement Bonds, Series 1996, 0.00%  No Optional AAA   Aaa
              Due 4/1/18. (Original issue discount bonds delivered on or about July 2,        Call
              1996 at a price of 26.616% of principal amount.)
     525,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1997, 5.375% Due   2007 at 100  AAA   Aaa
              7/1/25. (Original issue discount bonds delivered on or about March 1, 1997 at a price of 93.725% of principal amount.)(General Obligation Bonds.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         7 BONDS FROM FLORIDA AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 07/24/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.55     4.90 %      4.70%   4.76%   4.74%   4.80%   4.75%   4.82 %
 500 / $50,000              100.39     4.75        4.71    4.76    4.74    4.80    4.76    4.82
 1,000 / $100,000           100.13     4.50        4.72    4.79    4.75    4.82    4.77    4.84
 2,500 / $250,000            99.86     4.25        4.74    4.80    4.77    4.84    4.79    4.86
 5,000 / $500,000            99.09     3.50        4.77    4.86    4.80    4.90    4.82    4.92
 10,000 / $1,000,000         98.58     3.00        4.80    4.89    4.83    4.93    4.85    4.95
 25,000 / $2,500,000         98.07     2.50        4.82    4.93    4.85    4.97    4.87    4.99
 50,000 / $5,000,000         97.57     2.00        4.85    4.96    4.88    5.00    4.90    5.02

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      28.0%   31.0%   36.0%      39.6%
         4.70  % 6.53%   6.81%   7.34%      7.78 %
         4.71    6.54    6.83    7.36       7.80
         4.72    6.56    6.84    7.38       7.81
         4.74    6.58    6.87    7.41       7.85
         4.77    6.63    6.91    7.45       7.90
         4.80    6.67    6.96    7.50       7.95
         4.82    6.69    6.99    7.53       7.98
         4.85    6.74    7.03    7.58       8.03

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 09/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial payment
  (all plans)            9/15/97   $   .4726
 Monthly plan           10/15/97       .3939   $ 4.7291
 Quarterly plan         11/15/97       .7932
                         2/15/98      1.1898     4.7611
 Semi-annual plan       11/15/97       .7962
                         5/15/98      2.3886     4.7801
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.62 =  99.383
 investment       offering price     # of units
 (as of           and accrued        purchased
 07/24/97)        interest
 99.383       X   $4.7291        =   $469.99
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)